Intangible assets	6 Months Ended
Jun. 30, 2025
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets are mainly comprised of the intellectual property underlying:
(i)The collaboration and license agreement with the CNRS, Montpellier 2 University and the Curie for which the Group paid a milestone of €40 thousand in September 2019 as a result of the entry in phase 2 of ABX464.
(ii)Patents acquired through the acquisition of Prosynergia of €6,529 thousand. The patents are not yet amortized, similarly to licenses, and are included in the ABX464 CGU for impairment test purposes.

Licenses and patents recognized as Intangible assets are not amortized since they are not operating in a manner intended by the management. As a consequence, and in accordance with IAS 36, those assets were subject to an annual impairment test as of
December 31, 2024, which did not result in any impairment loss. As of June 30, 2025, no indicator of impairment has been identified.

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL

GROSS VALUES
AS OF JANUARY 1, 2024	120	24	6,529	—	6,673
Acquisition	—	3	—	—	3
Disposal	—	—	—	—	—
AS OF JUNE 30, 2024	120	27	6,529	—	6,677

GROSS VALUES
AS OF DECEMBER 31, 2024	120	27	6,529	—	6,677
Acquisition	—	—	—	—	—
Disposal	—	—	—	—	—
AS OF JUNE 30, 2025	120	27	6,529	—	6,677

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2024	(45)	(24)	—	—	(70)
Increase	—	—	—	—	—
Disposal	—	—	—	—	—
AS OF JUNE 30, 2024	(45)	(24)	—	—	(70)

AS OF DECEMBER 31, 2024	(45)	(25)	—	—	(70)
Increase	—	(1)	—	—	(1)
Disposal	—	—	—	—	—
AS OF JUNE 30, 2025	(45)	(25)	—	—	(71)

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
NET BOOK VALUES
AS OF JUNE 30, 2024	75	3	6,529	—	6,607
AS OF DECEMBER 31, 2024	75	3	6,529	—	6,606
AS OF JUNE 30, 2025	75	2	6,529	—	6,606